Intangible Assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
2017		$ 345
2018		327
2019		297
2020		265
2021		244
Thereafter		614
Total	$ 1,895	$ 2,092	$ 2,360